7. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details)	1 Months Ended
Feb. 28, 2014
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(35.00%)
Effective Income Tax Rate Reconciliation, Percent	35.00%